Schedule of Accrued Liabilities (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued payroll	$ 421,645	$ 564,740
Royalties	166,540	105,319
Accrued interest		39,808
Accrued property and use tax	10,905	99,707
Other	13,269	6,240
Total accrued liabilities	$ 612,359	$ 815,814